Cover	Dec. 17, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Webstar Technology Group, Inc. (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission on April 17, 2026 (the “Original Filing”) to amend and supplement the disclosures contained in Item 4.01 regarding changes in the Company’s independent registered public accounting firm.
Document Period End Date	Dec. 17, 2025
Entity File Number	000-56268
Entity Registrant Name	WEBSTAR TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001645155
Entity Tax Identification Number	37-1780261
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1100 Peachtree Street NE
Entity Address, City or Town	Suite 200 Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	994-7819
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false